Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenue:
Tc99m tilmanocept sales revenue	$ 39,601		$ 19,075		$ 13,200
Tc99m tilmanocept license revenue	1,795,625		1,133,333		300,000
Grant and other revenue	3,136,408		1,860,953		1,740,896
Total revenue	4,971,634		3,013,361		2,054,096
Cost of goods sold	62,260		3,226		2,626
Gross profit	4,909,374		3,010,135		2,051,470
Operating expenses:
Research and development	7,138,080		10,562,729		15,116,978
Selling, general and administrative	7,920,036		10,888,146		9,525,984
Total operating expenses	15,058,116		21,450,875		24,642,962
Loss from operations	(10,148,742)	[1]	(18,440,740)	[1]	(22,591,492)
Other income (expense):
Interest expense, net	(4,866)		(1,269,916)		(3,363,731)
Equity in loss of R-NAV, LLC	(15,159)		(305,253)		(523,809)
Loss on disposal of investment in R-NAV, LLC	(39,732)
Change in fair value of financial instruments	2,858,524		(614,782)		(1,342,389)
Loss on extinguishment of debt			(2,440,714)		(2,610,196)
Other, net	(27,919)		26,808		72,749
Total other income (expense), net	2,770,848		(4,603,857)		(7,767,376)
Loss from continuing operations	(7,377,894)		(23,044,597)		(30,358,868)
Loss from discontinued operations, net of tax effect	(6,931,137)		(4,518,938)	[2]	(5,367,801)
Net loss	(14,309,031)		(27,563,535)		(35,726,669)
Less loss attributable to noncontrolling interest	(648)		(855)
Deemed dividend on beneficial conversion feature of MT Preferred Stock			(46,000)
Net loss attributable to common stockholders	$ (14,308,383)		$ (27,608,680)		$ (35,726,669)
Loss per common share (basic and diluted):
Continuing operations (in dollars per share)	$ (0.05)		$ (0.15)		$ (0.20)
Discontinued operations (in dollars per share)	(0.04)		(0.03)		(0.04)
Attributable to common stockholders (in dollars per share)	$ (0.09)		$ (0.18)		$ (0.24)
Weighted average shares outstanding (basic and diluted) (in shares)	155,422,384		151,180,222		148,748,396

[1]	Loss from operations does not reflect the allocation of certain selling, general and administrative expenses, excluding depreciation and amortization, to our individual reportable segments.
[2]	Amount not allocated to a reportable segment represents contingent consideration recognized related to 2015 GDS Business revenue royalties pursuant to the 2011 sale of the GDS Business to Devicor, net of tax effect. See Note 1(a).